Investment in Associate	6 Months Ended
Jun. 30, 2023
Investment in Associate [Abstract]
INVESTMENT IN ASSOCIATE

NOTE 3:- INVESTMENT IN ASSOCIATE

On March 10, 2022, the Company entered into a Founders and Investment Agreement with Dr. Alon Silberman, or the MitoCareX Agreement. Pursuant to the MitoCareX Agreement, the Company invested an initial amount of $700, and agreed to invest over the next two years, an additional $1,000, subject to the achievement of certain pre-determined milestones as agreed upon in the MitoCareX Agreement, for up to a 50.01% ownership in MitoCareX Bio Ltd. (“MitoCareX”). MitoCareX is focused on the discovery and development of potential drugs for cancers and other life-threatening conditions. The MitoCareX Agreement also contains customary representations, warranties, covenants, and indemnification provisions. On March 31, 2022, the closing conditions were met, and the Company paid the initial investment amount of $700 to MitoCareX. As of December 31, 2022, the Company owns 31.48% of the outstanding shares of MitoCareX.

On February 17, 2023, MitoCareX achieved its first milestone pursuant to the MitoCareX Agreement. The first milestone refers to the establishment of MitoCareX’s cloud-based computing infrastructure that is expected to allow its future expansion into machine learning system. The system is harnessed to investigating mitochondrial carriers that are crucial for cell viability. As a result of MitoCareX meeting this milestone, the Company will invest an additional $400 in MitoCareX and increase its share ownership in MitoCareX Bio from 31.48% to 41.92%.

The table below summarizes the fair value of the investment in MitoCareX:

Balance at January 1, 2022	$-
Investment date March 31, 2022	700
Equity losses from investment in MitoCareX	(109)

Balance at December 31, 2022	591

Investment date March 31, 2023	400
Equity losses from investment in MitoCareX	(98)

Balance at June 30, 2023	$893

During the six months ended June 30, 2023, and 2022, the Company recorded equity losses from the investment in MitoCareX in the amount of $98 and $41, respectively.